LOANS PAYABLE (Detail Narrative) - CAD ($)	Nov. 30, 2019	Nov. 30, 2018
Loans Payable [Line Items]
Accounts payable and accrued liabilities	$ 4,367,381	$ 3,887,847
Related Party [Member]
Loans Payable [Line Items]
Percentage of interest rate	8.00%
Accounts payable and accrued liabilities	$ 39,747	42,911
Third Party [Member]
Loans Payable [Line Items]
Percentage of interest rate	14.40%
Accounts payable and accrued liabilities	$ 2,192	1,945
Credit Facility [Member]
Loans Payable [Line Items]
Percentage of interest rate	14.40%
Accounts payable and accrued liabilities	$ 289,282	$ 181,282